November 22, 2011

VIA EDGAR TRANSMISSION

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC 20549

Re:           Dreman Contrarian Funds
SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

On behalf of Dreman Contrarian Funds (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (“PEA No. 22”), which relates to the Dreman Contrarian Value Equity Fund (the “Fund”).  The purpose of PEA No. 22 is to add information regarding the prior performance of Dreman Value Management, LLC, adviser to the Fund, in managing similar accounts.  This information has been added in an appendix to the prospectus.  Pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only the appendix to the prospectus, as the remainder of the prospectus and the SAI filed herewith contain only minimal, immaterial changes as compared to the currently effective versions of those documents.

Questions and comments concerning PEA No. 22 may be directed to Steven B. Boehm, Esq. at (202) 383-0176.

Very truly yours,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President, Huntington Asset Services, Inc.
Administrator